Consolidated Statements of Cash Flows - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021
Cash flows from operating activities
Net (loss) income for the year		$ (3,460,418)	$ 2,914,659
Adjustments to reconcile net (loss) income to net cash (used in) provided by operating activities:
Amortization and depreciation		90,520	66,308
Stock-based compensation		549,142	330,763
Amortization of debt offering costs		2,349	2,343
Impairment of right-of-use assets and leasehold improvements		84,314	30,145
Provision for transaction and loan losses		73,604	43,781
Deferred income tax (recovery) expense		(186,571)	190,963
Revenue related to non-cash consideration		(121,503)	(58,380)
Net loss (gain) on equity and other investments		2,918,684	(2,859,800)
Unrealized foreign exchange loss		11,702	4,570
Changes in operating assets and liabilities:
Trade and other receivables		(104,523)	(72,300)
Merchant cash advances and related receivables	[1]	(23,385)	(234,794)
Other current assets		(30,767)	(50,151)
Non-cash consideration received in exchange for services		(273,201)	(268,058)
Accounts payable and accrued liabilities		36,541	138,175
Income taxes receivable and payable		(3,941)	45,263
Deferred revenue		305,180	309,289
Lease assets and liabilities		(4,175)	2,935
Net cash (used in) provided by operating activities		(136,448)	535,711
Cash flows from investing activities
Purchase of marketable securities		(5,011,129)	(7,337,366)
Maturity of marketable securities		6,890,167	5,750,224
Purchases and originations of loans	[1]	(525,538)	(198,523)
Repayments of loans	[1]	366,855	167,240
Purchase of equity and other investments		(635,156)	(650,233)
Acquisitions of property and equipment		(50,018)	(50,788)
Acquisition of businesses, net of cash acquired		(1,753,748)	(59,627)
Net cash used in investing activities		(718,567)	(2,379,073)
Cash flows from financing activities
Proceeds from public equity offerings, net of issuance costs		0	1,541,168
Proceeds from the exercise of stock options		17,549	108,594
Net cash provided by financing activities		17,549	1,649,762
Effect of foreign exchange on cash and cash equivalents		(16,198)	(7,005)
Net decrease in cash and cash equivalents		(853,664)	(200,605)
Cash and cash equivalents – Beginning of Year		2,502,992	2,703,597
Cash and cash equivalents – End of Year		1,649,328	2,502,992
Supplemental cash flow information:
Cash paid for amounts included in the measurement of lease liabilities included in cash flows from operating activities		39,590	26,166
Lease liabilities arising from obtaining right-of-use assets		264,912	118,091
Acquired property and equipment remaining unpaid		10,594	8,052
Cash paid for (recovered from) income taxes, net		27,287	(10,466)
Cash paid for interest		$ 1,150	$ 1,287

[1]	Comparative figures have been reclassified in order to conform to the current period presentation.